Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of Income (loss) before income taxes
Income (loss) before income taxes consist of:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
PRC	(611,768,937)	(881,940,287)	143,570,454
Foreign	—	12,871,144	(106,980,746)

Total	(611,768,937)	(869,069,143)	36,589,708

Schedule of reconciliation of total tax expenses
The Group did not incur any current or deferred component of income tax expenses for the years ended December 31, 2017, 2018 and 2019. The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax
income is as follows:

	Years ended December 31,
	2017	2018	2019
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.74)%	(2.45)%	157.72%
Super deduction on research and development expenses	3.66%	6.14%	(145.44)%
Effect of change in income tax rate	—	—	(555.07)%
Effect of tax holiday	(8.31)%	(0.27)%	—
Effect of tax rate in different tax jurisdiction	—	0.71%	4.82%
Change in valuation allowance	(19.61)%	(29.13)%	512.97%
Total	0.00%	0.00%	0.00%

Schedule of aggregate amount and per share effect of the tax holiday
The aggregate amount and per share effect of the tax holiday are as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate dollar effect	50,837,998	2,346,487	—
Per share effect—basic and diluted	6.21	0.29	—

Schedule of deferred tax assets
Deferred tax assets are as follows:

	Years ended December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Tax loss carried forward	447,008,731	632,330,401
Deductible temporary differences	111,856,999	108,575,967
Tax basis difference upon 2016 Restructuring	46,732,514	66,891,597
Allowance for doubtful receivables	1,110,718	5,537,748
Total deferred tax assets	606,708,962	813,335,713
Less: valuation allowance	(606,708,962)	(813,335,713)
Net deferred tax assets	—	—

Schedule of movement of deferred tax valuation allowance
The movement of deferred tax valuation allowance is as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	233,311,017	353,511,080	606,708,962
Additions	120,200,063	253,197,882	206,626,751
Balance at end of the year	353,511,080	606,708,962	813,335,713